Revenue and related balances - Unbilled trade receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Balance, beginning of period	$ 3,288	$ 3,241
Decrease from transfers to trade receivables	(4,068)	(3,536)
Increase from revenue recognized	4,266	3,583
Balance, end of period	$ 3,486	$ 3,288